Convertible Notes Payable (Details Narrative) - USD ($)									12 Months Ended
	Apr. 11, 2021	Dec. 03, 2020	Sep. 04, 2020	Mar. 02, 2020	Feb. 11, 2020	Nov. 20, 2019	Sep. 11, 2019	Jun. 02, 2019	Apr. 30, 2021	Apr. 30, 2020	Jun. 02, 2020	May 06, 2020	Sep. 16, 2019
Convertible note payable				$ 125,000
Common stock, shares issued									27,642,828	24,749,354		1,216,560
Shares issuable									6,921,299	8,137,859
Debt conversion converted instrument, value	$ 1,250,004								$ 1,937,041
Amortization of debt discount									376,506	1,565,174
Notes payable									252,697
Accrued interest				4,274
Induced conversion loss									51,412
Unamortized debt discount									0	42,872
Convertible Note Payable Agreement [Member]
Convertible note payable				125,000	$ 125,000	$ 125,000
Debt instrument interest rate					12.00%	12.00%
Value of warrant											$ 566,667
Debt conversion converted instrument, value					$ 53,571		$ 566,667
Amount of conversion option							$ 358,855
Amortization of debt discount									206,061	$ 1,493,939
Debt instrument maturity date					Feb. 11, 2021	Nov. 20, 2020
Accrued interest				$ 4,274
Debt conversion converted instrument, shares				369,354
Induced conversion loss									51,412
Convertible Note Payable Agreement [Member] | Derivative [Member]
Debt conversion converted instrument, value						$ 53,571
Amortization of debt discount									53,571
Reclassification of derivative liability to additional paid-in capital									$ 53,571
Convertible Note Payable Agreement [Member] | Debtholder [Member]
Options for debtholders conversion price percentage					70.00%	70.00%
Convertible Note Payable Agreement [Member] | Mont-Saic Investments [Member]
Convertible note payable		$ 1,700,000						$ 1,700,000
Debt instrument interest rate								12.60%
Debt instrument maturity date, description								All outstanding amounts were due on the maturity date 360 days after the loan issue date.
Maximum percentage of payment on oustanding debt								50.00%
Ownership percentage							33.00%
Common stock, shares issued		1,216,560
Shares issuable		6,921,299
Debt conversion converted instrument, value		$ 120,000
Notes payable		$ 1,820,000
Convertible Note Payable Agreement [Member] | Mont-Saic Investments [Member] | Debtholder [Member]
Options for debtholders conversion price percentage								75.00%
Warrant Assignment and Conveyance Agreement [Member] | Mont-Saic Investments [Member]
Ownership percentage													33.00%
Value of warrant													$ 1,492,188
Common stock, shares issued												1,216,560
Shares issuable									6,921,299				8,137,859
Convertible Note Payable Agreement [Member]
Convertible note payable			$ 125,000
Accrued interest			$ 8,466
Debt conversion converted instrument, shares			300,000
February 2020 Convertible Note Payable Agreement [Member]
Convertible note payable									$ 1,700,000	$ 1,825,000
Outstanding balance net of debt discounts									$ 0	$ 248,933